Fair Values of Financial Instruments (Tables)	21 Months Ended
Sep. 30, 2020
Investments, All Other Investments [Abstract]
Schedule of financial instruments at fair value measured on a recurring basis

The following table presents the Company’s fair value hierarchy for those financial instruments measured at fair value on a recurring basis as of September 30, 2020 and December 31, 2019.

		Significant
	Quoted	Other	Significant
	In Active	Observable	Unobservable	Estimated
	Markets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
September 30, 2020
Financial assets
Fixed maturities:
U.S. government obligations	$—	$2,105,022	$—	$2,105,022
Mortgage-backed securities	—	378,136	—	378,136
Asset-backed securities	—	202,442,051	—	202,442,051
States and political subdivisions–general obligations	—	248,748	—	248,748
States and political subdivisions–special revenue	—	6,190,179	—	6,190,179
Trust preferred	—	2,162,959	—	2,162,959
Corporate	—	37,015,855	—	37,015,855
Total fixed maturities	—	250,542,950	—	250,542,950
Mortgage loans on real estate, held for investment	—	—	61,464,515	61,464,515
Derivatives	—	7,664,006	—	7,664,006
Other invested assets	—	—	14,808,870	14,808,870
Notes receivable	—	5,516,302	—	5,516,302
Policy loans	—	—	147,309	147,309
Total Investments	$—	$263,723,258	$76,420,694	$340,143,952
Financial liabilities
Embedded derivative for equity-indexed contracts	$—	$6,359,657	$—	6,359,657
December 31, 2019
Fixed maturities:
U.S. government obligations	—	2,081,224	—	2,081,224
Mortgage-backed securities	—	798,608	—	798,608
Asset-backed securities	—	95,247,824	—	95,247,824
States and political subdivisions–general obligations	—	249,282	—	249,282
States and political subdivisions–special revenue	—	25,291	—	25,291
Corporate	—	18,839,632	—	18,839,632
Total fixed maturities	—	117,241,861	—	117,241,861
Mortgage loans on real estate, held for investment	—	—	13,810,041	13,810,041
Derivatives	—	575,294	—	575,294
Investment escrow	—	3,899,986	—	3,899,986
Other invested assets	—	—	2,468,947	2,468,947
Preferred stock	—	—	500,000	500,000
Policy loans	—	—	106,014
Total Investments	$—	$121,717,141	$16,885,002	$138,496,129
Financial liabilities
Embedded derivative for equity-indexed contracts	$—	$576,634	$—	576,634

The following table presents the Company’s fair value hierarchy for those financial instruments measured at fair value on a recurring basis as of December 31, 2019 and 2018.

		Significant
	Quoted	Other	Significant
	In Active	Observable	Unobservable	Estimated
	Markets	Inputs	Inputs	Fair
	(Level 1)	(Level 2)	(Level 3)	Value
December 31, 2019
Financial assets
Fixed maturities:
U.S. government obligations	$—	$2,081,224	$—	$2,081,224
Mortgage-backed securities	—	798,608	—	798,608
Asset-backed securities	—	95,247,824	—	95,247,824
States and political subdivisions–general obligations	—	249,282	—	249,282
States and political subdivisions–special revenue	—	25,291	—	25,291
Corporate	—	18,839,632	—	18,839,632
Total fixed maturities	—	117,241,861	—	117,241,861
Mortgage loans on real estate, held for investment	—	—	13,810,041	13,810,041
Derivatives	—	575,294	—	575,294
Investment escrow	—	3,899,986	—	3,899,986
Other invested assets	—	—	2,468,947	2,468,947
Preferred stock	—	—	500,000	500,000
Total Investments	$—	$121,717,141	$16,778,988	$138,496,129
Financial liabilities
Embedded derivative for equity-indexed contracts	$—	$576,634	$—	576,634
December 31, 2018
Fixed maturities:
U.S. government obligations	$—	$1,995,951	$—	$1,995,951
Mortgage-back securities	—	1,004,051	—	1,004,051
States and political subdivisions–general obligations	—	263,184	—	263,184
States and political subdivisions–special revenue	—	25,173	—	25,173
Corporate	—	14,095,824	—	14,095,824
Total fixed maturities	$—	$17,384,183	$—	$17,384,183

Schedule of financial assets and liabilities at fair value

The following disclosure contains the carrying values, estimated fair values and their corresponding placement in the fair value hierarchy for financial assets and financial liabilities as of September 30, 2020 and December 31, 2019, respectively:

	September 30, 2020
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$147,309	$—	$—	$147,309	$147,309
Cash	136,431,785	136,431,785	—	—	136,431,785
Liabilities:
Policyholder deposits (Deposit-type contracts)	455,429,384	—	—	455,429,384	455,429,384

	December 31, 2019
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$106,014	$—	$—	$106,014	$106,014
Cash	43,716,205	43,716,205	—	—	43,716,205
Liabilities:
Policyholder deposits (Deposit-type contracts)	171,168,785	—	—	171,168,785	171,168,785

The following disclosure contains the carrying values, estimated fair values and their corresponding placement in the fair value hierarchy, for financial assets and financial liabilities as of December 31, 2019 and 2018, respectively:

	December 31, 2019
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$106,014	$—	$—	$106,014	$106,014
Cash	43,716,205	43,716,205	—	—	43,716,205
Liabilities:
Policyholder deposits (Deposit-type contracts)	171,168,785	—	—	171,168,785	171,168,785

	December 31, 2018
		Fair Value Measurements Using
		Quoted Prices in
		Active Markets	Significant Other	Significant
		for Identical Assets	Observable	Unobservable
	Carrying	and Liabilities	Inputs	Inputs	Fair
	Amount	(Level 1)	(Level 2)	(Level 3)	Value
Assets:
Policy loans	$43,843	$—	$—	$43,843	$43,843
Cash	2,832,567	2,832,567	—	—	2,832,567
Liabilities:
Policyholder deposits (Deposit-type contracts)	7,234,927	—	—	7,234,927	7,234,927
Notes payable	18,938,705	—	—	18,938,705	18,938,705

Schedule of Recurring Basis Using Level Three Inputs

	Beginning					Ending
	Balance					Balance
	As of			Valuation	Realized	As of
	December 31, 2019	Additions	Sales	Allowance	Gain	September 30, 2020
Assets:
Policy loans	$106,014	$41,295	$—	$—	$—	$147,309
Mortgage loans on real estate, held for investment	13,810,041	56,402,943	8,918,066	—	169,597	61,464,515
Other invested assets	2,468,947	26,787,844	13,670,948	(776,973)		14,808,870
Preferred stock	500,000	—	—	(500,000)		—
Total Investments	$16,885,002	$83,232,082	$22,589,014	$(1,276,973)	$169,597	$76,420,694

	Beginning Balance				Ending Balance
	As of December 31,			Total gains	As of December 31,
	2018	Additions	Sales	Included in Income	2019
Assets
Policy loans	$43,843	$62,171	$—	$—	$106,014
Mortgage loans on real estate, held for investment	—	15,036,179	1,226,138	—	13,810,041
Other invested assets	—	17,287,325	14,849,555	31,177	2,468,947
Preferred stock	—	500,000	—	—	500,000
Total Investments	$43,843	$32,885,675	$16,075,693	$31,177	$16,885,002